Rule 497(e)
File Nos: 811-08510
33-78960

Matthews Asian Funds

www.matthewsfunds.com

PROSPECTUS

December 31, 2002
As revised January 15, 2003

Matthews Pacific Tiger Fund

Matthews Asian Growth and Income Fund

Matthews Korea Fund

Matthews China Fund

Matthews Japan Fund

Matthews Asian Technology Fund

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of the Funds. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

Matthews Asian Funds www.matthewsfunds.com

Contents

2	Introduction

6	Matthews Pacific Tiger Fund

10	Matthews Asian Growth and Income Fund

14	Matthews Korea Fund

18	Matthews China Fund

22	Matthews Japan Fund

26	Matthews Asian Technology Fund

30	Management of the Funds

32	Shareholder Information

32	Pricing Shares

33	Purchasing Shares

35	Selling Shares

38	Distributions and Taxes

39	General Information

40	Privacy Policy

Introduction

How to Use This Document This document is called a prospectus. It is intended to explain to you the information that you need to know so that you may make an informed decision as to whether an investment in one or more of the Matthews Asian Funds is right for you.

This prospectus begins with some general information about Matthews Asian Funds which is then explained in greater detail further in the document. A second document, called the “Statement of Additional Information”, or “SAI” for short, provides expanded information and much greater detail than the prospectus.

The SAI is available to you free of charge. To receive an SAI, please call 800-789-2742, visit our Web site at www.matthewsfunds.com, or visit the SEC’s Web site at www.sec.gov and go into the EDGAR database.

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Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact us at 800-789-2742. Also, please keep this prospectus with your papers for future reference.

Definitions The following words have special meaning in this prospectus:

1.	FUNDS means the six individual mutual funds that make up the Matthews Asian Funds. They are: Matthews Pacific Tiger Fund, Matthews Asian Growth and Income Fund, Matthews Korea Fund, Matthews China Fund, Matthews Japan Fund, and Matthews Asian Technology Fund.
2.	PACIFIC TIGER refers to certain Asian countries whose economies have been and are expected to continue to rapidly develop. Those countries include: China, Hong Kong, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan, and Thailand, but not Japan.
3.	ASIA refers to the Pacific Tiger countries plus Japan and India.
4.	What is considered to be an “ASIAN COMPANY”? A company is considered to be “Asian” or “located” in a particular country in Asia if:
(i) it is organized under the laws of China, Hong Kong, India, Indonesia, Japan, Malaysia, the Philippines, Singapore, South Korea, Taiwan, or Thailand; or
(ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within the region; or
(iii) it has the primary trading markets for its securities in one of these countries; or
(iv) it is a governmental entity or an agency or instrumentality or a political subdivision of such country.
5.	MATTHEWS or THE ADVISOR means Matthews International Capital Management, LLC, the company which manages the money which you invest in the Funds.

Investment Goals of the Funds

The investment goal of all six Matthews Asian Funds is long-term capital appreciation. Matthews Asian Growth and Income Fund seeks to provide some current income as well.

I n t r o d u c t i o n    3

Summary Information

Matthews’ Principal Investment Strategy How Matthews chooses investments for each of the Funds is known as an investment strategy. The strategy Matthews uses is called “growth at a reasonable price.” This means that the investment team studies the fundamental characteristics of companies appropriate for each Fund and from those fundamentals makes a judgment that certain companies are poised for growth and at the same time are available to the Funds at a reasonable price.
        Fundamental characteristics of a company include the people who are running the company, the products it makes, the marketing strategy it is following, and its financial health.
        The size of a company, which Matthews measures by its market capitalization (the number of shares outstanding times the market price per share) is not a primary consideration for Matthews when it decides whether to include that company’s securities in one or more of the Funds.
        If Matthews believes that market conditions are developing in a way that is not good for the shareholders, it may sell all of a Fund’s securities and temporarily invest that Fund’s money in U.S. government securities. As of the date of this prospectus, this has never happened; but if it were to occur, the investment goals of the Funds may not be achieved.

Principal Risks of Investing in the Funds The most important risk to understand is that there is no guarantee that your investment in the Funds will increase in value. The value of your investment in the Funds could go down, meaning you could lose money.
        The Funds concentrate their investments in Asia. The Asian markets can be very volatile for many reasons, including the size of the local economies (as compared with the United States) and each country’s unique political structure. This volatility can cause the price of the Funds’ shares (the net asset value, or “NAV”) to go up or down dramatically. Because of this volatility, we recommend that you invest in the Funds as a long-term investment only, and only for a portion of your investment portfolio, not for all of it.
        Further, when one of the Funds buys or sells stock on an Asian stock market, the transaction is made in the local currency. The price at which the Funds must purchase or sell local currency will impact the value of your shares in the Funds. These and other risks are discussed more fully below and in the SAI.

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For more-specific information about strategies and risks, see individual Fund descriptions on pages 6–29.

        The principal investments of all the Funds except the Asian Growth and Income Fund are common and preferred stocks. The major risk involved with the ownership of common and preferred stocks is that a Fund may lose money if the value of a stock goes down during the time that the Fund owns it.

RISKS ASSOCIATED WITH NON–UNITED STATES COMPANIES Investments by the Funds in the securities of non-U.S. issuers involve investment risks different from those of U.S. issuers. These risks include:

  Possibility of political or economic instability of the country of issue
  Possibility of predicting international trade patterns incorrectly
  Possibility of currency exchange controls
  Imposition of foreign withholding taxes
  Seizure or nationalization of foreign deposits or assets
  Adoption of adverse foreign government trade restrictions

There may be less publicly available information about a non-U.S. company than about a U.S. company. Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain non-U.S. countries, there is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries.
        In addition, brokerage commissions, custodian services, withholding taxes, and other costs relating to investment in foreign markets generally are more expensive than in the United States.

RISKS ASSOCIATED WITH SMALLER COMPANIES (SO-CALLED SMALL-CAP COMPANIES) The Funds may invest in securities of issuers of various sizes, large or small. Smaller companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies generally are subject to more-abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the market averages in general.

LONG-TERM INVESTING AND VOLATILITY Dramatic changes (volatility) in the price of an investment can be dangerous because you may have planned or may need to sell your investment just at a time when its value has decreased. We recommend an investment in the Funds only as a long-term investment (five years and longer) because you will be better able to plan to sell your shares at a time when this volatility will not be as great a factor in your decision process.

S u m m a r y  I n f o r m a t i o n    5

Matthews Pacific Tiger Fund

Objective Long-term capital appreciation.

Specific Strategy This Fund invests at least 80% of its assets in the common and preferred stocks of companies located in the Pacific Tiger countries.

Unique Risks In addition to the “Principal Risks” noted on page 4 and since this Fund may invest in companies from many different countries, each country’s size, level of economic development, and governmental stability will have an impact on the value of those companies. In general, the economies of these countries are smaller and less developed than in the United States. Their stock exchanges and brokerage industries do not have the level of governmental oversight as do those in the United States, and sometimes their governments are unstable. Each of these factors can cause these stock markets to be more volatile. Please read the SAI for a more detailed presentation of these and other risk factors.

PORTFOLIO MANAGERS: G. Paul Matthews Mark Headley

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Past Performance The bar chart below shows how the Fund’s performance has varied from year to year, indicating some of the risks of investing in the Fund. The information presented below is based on past performance; it is not a prediction of future results.

ANNUAL RETURNS FOR PERIODS ENDED 12/31
BEST QUARTER: 2ND - 1999 58.23% WORST QUARTER: 4TH - 1997 (38.17%)

The table below shows what the Fund’s return would be, averaged over certain periods of time. The broad-based index illustrates how the Fund performed relative to its investment universe and does not take into consideration fees, expenses, or taxes.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002:

                                                                                          SINCE
                                                                                      INCEPTION
                                                      1 YEAR            5 YEARS        09/12/94
Matthews Pacific Tiger Fund
         Return before taxes                          (6.47%)            6.40%           (0.25%)
         Return after taxes on distributions(1)       (6.47%)            5.04%           (1.04%)
         Return after taxes on distributions
           and sale of Fund shares(1)                 (3.97%)            4.56%           (0.58%)
MSCI All-Country Far East Free ex-Japan Index(2)      (9.23%)           (2.82%)          (7.64%)
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The MSCI (Morgan Stanley Capital International) All-Country Far East Free ex-Japan Index is an unmanaged capitalization-weighted index of stock markets in the Pacific region, excluding Japan, that excludes securities not available to foreign investors.

M a t t h e w s  P a c i f i c  T i g e r  F u n d    7

< Matthews Pacific Tiger Fund

Fees and Expenses This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales load imposed on purchases as a percentage of offering price	none
Maximum sales load imposed on reinvested dividends as a percentage of offering price	none
Contingent deferred sales charge as a percentage of original purchase price	none
Redemption fee as a percentage of amount redeemed within 90 days of purchase	2.00%

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee	1.00%
Shareholder service fees	0.15%
Other expenses	0.72%

Total Annual Operating Expenses	1.87%

EXAMPLE OF FUND EXPENSES
Based on the level of expenses listed above, the total expenses relating to an investment of $10,000 would be as follows, assuming a 5% annual return, reinvestment of all dividends and distributions, and redemption at the end of each time period.

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------
           $   190           $    588         $  1,011           $  2,190

The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly. While the example assumes a 5% annual return, each Fund’s actual performance will vary and may result in actual returns greater or less than 5%. The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Funds will most likely be different than those shown.

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Financial Highlights
The financial highlights table below is intended to help you understand the Fund’s financial performance for the past five fiscal years.

YEAR ENDED AUGUST 31,                           2002          2001(1)       2000(1)      1999(1)      1998(1)
PER-SHARE DATA
Share Price (NAV) at Beginning of Year         $7.91        $12.35        $10.41        $4.07       $11.30
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
   Net investment income (loss)                (0.01)         0.02          0.18         0.18         0.02
   Net realized gain (loss) and unrealized
      appreciation (depreciation) on
      investments and foreign currency          0.66         (3.37)         2.01         6.15        (7.20)
--------------------------------------------------------------------------------------------------------------
   Total from investment operations             0.65         (3.35)         2.19         6.33        (7.18)
--------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
   Income dividends                            (0.01)        (0.31)        (0.27)       (0.02)       (0.01)
   Capital gains distributions                 (0.03)        (0.84)           --           --        (0.06)
--------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders         (0.04)        (1.15)        (0.27)       (0.02)       (0.07)
--------------------------------------------------------------------------------------------------------------
   Paid-in capital from redemption fees         0.02          0.06          0.02         0.03         0.02
--------------------------------------------------------------------------------------------------------------
Share Price (NAV) at End of Year               $8.54         $7.91        $12.35       $10.41        $4.07
--------------------------------------------------------------------------------------------------------------
Total return                                    8.44%       (27.46%)       21.28%      156.28%      (63.43%)

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)           $114,798       $76,503      $111,502     $109,936      $31,319
Ratio of expenses to average net
   assets before reimbursement,
   waiver, or recapture of expenses
   by Advisor and Administrator                 1.79%         1.90%         1.88%        1.90%        2.06%
Ratio of expenses to average net
   assets after reimbursement, waiver,
   or recapture of expenses by
   Advisor and Administrator                    1.87%         1.90%         1.81%        1.90%        1.90%
Ratio of net investment income (loss) to
   average net assets before reimburse-
   ment, waiver, or recapture of expenses
   by Advisor and Administrator                (0.17%)        0.67%         1.49%        3.35%        0.14%
Ratio of net investment income to
   average net assets after reimburse-
   ment, waiver, or recapture of expenses
   by Advisor and Administrator                (0.09%)        0.67%         1.56%        3.35%        0.30%
Portfolio turnover                             57.00%        63.59%        52.11%       98.74%       73.09%

(1)	Net investment income (loss) has been restated to separate paid-in capital from redemption fees.

The information for the fiscal years ended 8/31/99 through 2002 was audited by Tait, Weller and Baker, independent accountant to the Fund, whose report, along with the Fund’s financial statements is available without charge upon request. The information for the periods prior to 8/31/99 was audited by other independent accountants.

M a t t h e w s  P a c i f i c  T i g e r  F u n d    9

Matthews Asian Growth and Income Fund

Objective Long-term capital appreciation. The Fund also seeks to provide some current income.

Specific Strategy This Fund invests at least 80% of its assets in the convertible bonds and dividend-paying equity securities of companies located in Asia. Examples of convertible securities are convertible bonds and debentures which may, under specific circumstances, be converted into the common or preferred stock of that company.

Unique Risks In addition to the “Principal Risks” noted on page 4, the ownership of convertible securities and bonds has different kinds of risks than those of the ownership of common and preferred stocks. These risks include interest rate risk and principal risk. The principal of a bond refers to the amount of money that was borrowed when the bond was issued. This principal could be lost if the borrower cannot make timely payment (default) on the bond. In the event of a default, the Fund could lose money. Further, in the event that market interest rates increase, the bond’s market value will go down, which means that if the Fund sold a bond during that time, it would get less money for it. Also, many Asian convertible securities and bonds are not rated by rating agencies like Moody’s or Standard & Poor’s, or, if they are rated, they’re rated below investment grade. These securities are commonly referred to as “junk bonds” and may have a greater risk of default.
        The Fund also has special risks associated with investing in higher yielding equities. There can be no guarantee that companies, which have historically paid dividends, will continue to do so in the future. During periods of rising interest rates such stocks may underperform.
        Since this Fund may invest in companies from many different countries, each country’s size, level of economic development, and governmental stability will have an impact on the value of those companies. In general, the economies of these countries are smaller and less developed than in the United States. Their stock exchanges and brokerage industries do not have the level of governmental oversight as do those in the United States, and sometimes their governments are unstable. Each of these factors can cause these stock markets to be more volatile. Please read the SAI for a more detailed presentation of these and other risk factors.
PORTFOLIO MANAGER: G. Paul Matthews

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Past Performance The bar chart below shows how the Fund’s performance has varied from year to year, indicating some of the risks of investing in the Fund. The information presented below is based on past performance; it is not a prediction of future results.

ANNUAL RETURNS FOR PERIODS ENDED 12/31
BEST QUARTER: 2ND - 1999 21.85% WORST QUARTER: 4TH - 1997 (25.31%)

The table below shows what the Fund’s return would be, averaged over certain periods of time. The broad-based index illustrates how the Fund performed relative to its investment universe and does not take into consideration fees, expenses, or taxes.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002:

                                                                                    SINCE
                                                                                INCEPTION
                                                     1 YEAR        5 YEARS       09/12/94
Matthews Asian Growth and Income Fund
   Return before taxes                                9.01%        14.27%           7.35%
   Return after taxes on distributions(1)             7.92%        10.68%           4.59%
   Return after taxes on distributions
      and sale of Fund shares(1)                      5.59%         9.75%           4.44%
MSCI All-Country Far East Free ex-Japan Index(2)     (9.23%)       (2.82%)         (7.64%)
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The MSCI (Morgan Stanley Capital International) All-Country Far East Free ex-Japan Index is an unmanaged capitalization-weighted index of stock markets in the Pacific region, excluding Japan, that excludes securities not available to foreign investors.

M a t t h e w s  A s i a n  G r o w t h  a n d  I n c o m e  F u n d    11

< Matthews Asian Growth and Income Fund

Fees and Expenses This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales load imposed on purchases as a percentage of offering price	none
Maximum sales load imposed on reinvested dividends as a percentage of offering price	none
Contingent deferred sales charge as a percentage of original purchase price	none
Redemption fee as a percentage of amount redeemed within 90 days of purchase	2.00%

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee	1.00%
Shareholder service fees	0.15%
Other expenses	0.64%

Total Annual Operating Expenses	1.79%

EXAMPLE OF FUND EXPENSES
Based on the level of expenses listed above, the total expenses relating to an investment of $10,000 would be as follows, assuming a 5% annual return, reinvestment of all dividends and distributions, and redemption at the end of each time period.

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------
           $   182           $    563         $    970           $  2,105

The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly. While the example assumes a 5% annual return, each Fund’s actual performance will vary and may result in actual returns greater or less than 5%. The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Funds will most likely be different than those shown.

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Financial Highlights
The financial highlights table below is intended to help you understand the Fund’s financial performance for the past five fiscal years.

YEAR ENDED AUGUST 31                            2002          2001(1)       2000(1)      1999(1)      1998(1)
PER-SHARE DATA
Share Price (NAV) at Beginning of Year          $9.08        $10.50         $9.37        $6.54       $11.71
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
    Net investment income                        0.18          0.54          0.61         0.58         0.13
    Net realized gain (loss) and unrealized
       appreciation (depreciation) on
       investments and foreign currency          1.70         (0.49)         1.09         2.75        (4.16)
--------------------------------------------------------------------------------------------------------------
    Total from investment operations             1.88          0.05          1.70         3.33        (4.03)
--------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
    Income dividends                            (0.27)        (0.60)        (0.59)       (0.51)       (0.10)
    Capital gains distributions                    --         (0.88)           --           --        (1.05)
--------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders         (0.27)        (1.48)        (0.59)       (0.51)       (1.15)
--------------------------------------------------------------------------------------------------------------
    Paid-in capital from redemption fees         0.02          0.01          0.02         0.01         0.01
--------------------------------------------------------------------------------------------------------------
Share Price (NAV) at End of Year               $10.71         $9.08        $10.50        $9.37        $6.54
--------------------------------------------------------------------------------------------------------------
Total return                                    21.11%         1.15%        18.68%       52.65%      (35.27%)

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)            $152,681       $24,447       $11,469      $10,644       $4,063
Ratio of expenses to average net
   assets before reimbursement,
   waiver, or recapture of expenses
   by Advisor and Administrator                  1.77%         1.90%         1.97%        2.05%        3.76%
Ratio of expenses to average net
   assets after reimbursement, waiver,
   or recapture of expenses by Advisor
   and Administrator                             1.79%         1.90%         1.90%        1.90%        1.90%
Ratio of net investment income (loss) to
   average net assets before reimburse-
   ment, waiver, or recapture of expenses
   by Advisor and Administrator                  2.13%         7.71%         6.17%        7.98%       (0.36%)
Ratio of net investment income
   to average net assets after reimburse-
   ment, waiver, or recapture of expenses
   by Advisor and Administrator                  2.11%         7.71%         6.24%        8.13%        1.50%
Portfolio turnover                              32.37%        33.94%        62.23%       34.82%       54.67%

(1)	Net investment income (loss) has been restated to separate paid-in capital from redemption fees.

The information for the fiscal years ended 8/31/99 through 2002 was audited by Tait, Weller and Baker, independent accountant to the Fund, whose report, along with the Fund’s financial statements is available without charge upon request. The information for the periods prior to 8/31/99 was audited by other independent accountants.

M a t t h e w s  A s i a n  G r o w t h  a n d  I n c o m e  F u n d    13

Matthews Korea Fund

Objective Long-term capital appreciation.

Specific Strategy This Fund invests at least 80% of its assets in the common and preferred stocks of companies located in South Korea.

Unique Risks In addition to the “Principal Risks” noted on page 4, investing in Korean securities has special risks, including:

  Substantial government involvement in, and influence on, the economy and the private sector;
  Political, economic and social instability, including the potential for increasing militarization in North Korea;
  The substantially smaller size and lower trading volume of the securities markets for Korean equity securities compared to the U.S. or Japanese securities markets, resulting in a potential lack of liquidity and increased price volatility;
  The sale of portfolio securities by the Korean Securities Stabilization Fund, a fund established in order to stabilize the Korean securities markets, or other large Korean institutional investors, may adversely impact the market value of securities in the Fund’s portfolio; and
  Heavy concentration of market capitalization and trading volume in a small number of issuers, which result in potentially fewer investment opportunities for the Fund.

RISKS ASSOCIATED WITH NORTH KOREA Following World War II, the Korean peninsula was partitioned. The demilitarized zone at the boundary between Korea and North Korea was established after the Korean War of 1950–1953 and is supervised by United Nations forces. The United States maintains a military force in Korea to help deter the ongoing military threat from North Korean forces. The situation remains a source of tension, although negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time. There have also been efforts from time to time to increase economic, cultural, and humanitarian contacts between North Korea and Korea. There can be no assurance that such negotiations or efforts will continue to occur or will result in an easing of tension between North Korea and Korea.

PORTFOLIO MANAGERS: G. Paul Matthews Mark Headley

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        Military action or the risk of military action or the economic collapse of North Korea could have a material adverse effect on Korea and, consequently, on the ability of the Fund to achieve its investment objective. Lack of available information regarding North Korea may be the greatest risk factor.

RISKS ASSOCIATED WITH THE INFLUENCE OF THE KOREAN GOVERNMENT The Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries, and induced mergers between companies in industries suffering from excess capacity. The Korean government has sought to minimize excessive price volatility on the Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities.

RISKS ASSOCIATED WITH A NON-DIVERSIFIED INVESTMENT COMPANY The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with that of a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund because a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund’s portfolio, and economic, political, or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers.

Past Performance The bar chart below shows how the Fund’s performance has varied from year to year, indicating some of the risks of investing in the Fund. The information presented below is based on past performance; it is not a prediction of future results.

ANNUAL RETURNS FOR PERIODS ENDED 12/31
BEST QUARTER: 4TH - 1998 99.98% WORST QUARTER: 4TH - 1997 (64.44%)

M a t t h e w s  K o r e a  F u n d    15

< Matthews Korea Fund

The table below shows what the Fund’s return would be, averaged over certain periods of time. The broad-based index illustrates how the Fund performed relative to its investment universe and does not take into consideration fees, expenses, or taxes.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002:

                                                                                          SINCE
                                                                                      INCEPTION
                                                      1 YEAR            5 YEARS         1/03/95
Matthews Korea Fund
         Return before taxes                           8.20%            28.92%           (3.58%)
         Return after taxes on distributions(1)        6.22%            22.79%           (6.52%)
         Return after taxes on distributions
           Sale of Fund shares(1)                      7.15%            21.45%           (4.16%)
Korea Stock Price Index(2)                             0.49%            16.54%          (10.55%)
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Korean Stock Price Index is a capitalization-weighted index of all common stocks listed on the Korean Stock Exchange.

Fees and Expenses This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales load imposed on purchases as a percentage of offering price	none
Maximum sales load imposed on reinvested dividends as a percentage of offering price	none
Contingent deferred sales charge as a percentage of original purchase price	none
Redemption fee as a percentage of amount redeemed within 90 days of purchase	2.00%

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee	1.00%
Shareholder service fees	0.15%
Other expenses	0.60%
Total Annual Operating Expenses	1.75%

EXAMPLE OF FUND EXPENSES Based on the level of expenses listed above, the total expenses relating to an investment of $10,000 would be as follows, assuming a 5% annual return, reinvestment of all dividends and distributions, and redemption at the end of each time period.

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------
           $   178           $    551         $    949           $  2,062

The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly. While the example assumes a 5% annual return, each Fund’s actual performance will vary and may result in actual returns greater or less than 5%. The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Funds will most likely be different than those shown.

16    w w w . m a t t h e w s f u n d s . c o m                     8 0 0 - 7 8 9 - A S I A  [ 2 7 4 2 ]

Financial Highlights
The financial highlights table below is intended to help you understand the Fund’s financial performance for the past five fiscal years.

YEAR ENDED AUGUST 31                            2002(1)       2001(1)       2000(1)      1999(1)      1998(1)
PER-SHARE DATA
Share Price (NAV) at Beginning of Year         $2.68         $5.19         $7.49        $2.03        $6.19
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
   Net investment income (loss)                (0.02)        (0.01)        (0.01)       (0.01)       (0.05)
   Net realized gain (loss) and unrealized
      appreciation (depreciation) on
      investments and foreign currency          1.81         (0.90)        (1.45)        5.43        (4.13)
--------------------------------------------------------------------------------------------------------------
   Total from investment operations             1.79         (0.91)        (1.46)        5.42        (4.18)
--------------------------------------------------------------------------------------------------------------
Less distributions to Shareholders:
   Income dividends                            (0.01)           --            --           --           --
   Capital gains distributions                 (0.07)        (1.63)        (0.88)          --           --
--------------------------------------------------------------------------------------------------------------
   Total distributions to Shareholders         (0.08)        (1.63)        (0.88)          --           --
--------------------------------------------------------------------------------------------------------------
   Paid-in capital from redemption fees         0.03          0.03          0.04         0.04         0.02
--------------------------------------------------------------------------------------------------------------
Share Price (NAV) at End of Year               $4.42         $2.68         $5.19        $7.49        $2.03
--------------------------------------------------------------------------------------------------------------
Total return                                   68.49%       (13.09%)      (22.92%)     268.97%      (67.21%)

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000's)          $253,003      $117,138      $115,158     $230,846      $66,607
Ratio of expenses to average net
   assets before reimbursement,
   waiver, or recapture of expenses
   by Advisor and Administrator                 1.75%         1.78%         1.75%        1.77%        2.07%
Ratio of expenses to average net
   assets after reimbursement, waiver,
   or recapture of expenses by
   Advisor and Administrator                    1.75%         1.78%         1.75%        1.77%        2.06%
Ratio of net investment income (loss) to
   average net assets before reimburse-
   ment, waiver, or recapture of expenses
   by Advisor and Administrator                (0.64%)        0.75%         0.42%       (0.37%)      (1.13%)
Ratio of net investment income (loss) to
   average net assets after reimburse-
   ment, waiver, or recapture of expenses
   by Advisor and Administrator                (0.64%)        0.75%         0.42%       (0.37%)      (1.12%)
Portfolio turnover                             46.52%        81.96%        47.80%       57.06%       94.01%

(1)	Net investment income (loss) has been restated to separate Paid-in Capital from redemption fees.

The information for the fiscal years ended 8/31/99 through 2002 was audited by Tait, Weller and Baker, independent accountant to the Fund, whose report, along with the Fund’s financial statements is available without charge upon request. The information for the periods prior to 8/31/99 was audited by other independent accountants.

M a t t h e w s  K o r e a  F u n d    17

Matthews China Fund

Objective Long-term capital appreciation.

Specific Strategy This Fund invests at least 80% of its assets in the common and preferred stocks of companies located in China. China includes Taiwan and Hong Kong.

Unique Risks In addition to the “Principal Risks” noted on page 4, investing in the regional markets of China and Hong Kong involves risks and considerations not present when investing in more-established securities markets. Investing in regionally concentrated investment funds should be considered speculative and thus not appropriate for all investors.
        China remains a totalitarian society with the continuing risk of nationalization, expropriation, or confiscation of property. The legal system is still in its infancy, making it more difficult to obtain and/or enforce judgments.
        Further, the government could at any time alter or discontinue economic reform programs implemented since 1978. Military conflicts, either in response to internal social unrest or conflicts with other countries, are an ever-present consideration.
        In addition to political risk, investments in China are also subject to economic risk. There is a potential risk of total loss, including interest, capital appreciation, and principal. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations, and higher rates of inflation. The emergence of a domestic consumer class is still at an early stage, making China heavily dependent on exports.
PORTFOLIO MANAGERS: G. Paul Matthews Mark Headley Richard Gao

18    w w w . m a t t h e w s f u n d s . c o m                     8 0 0 - 7 8 9 - A S I A  [ 2 7 4 2 ]

Past Performance The bar chart below shows how the Fund’s performance has varied from year to year, indicating some of the risks of investing in the Fund. The information presented below is based on past performance; it is not a prediction of future results.

ANNUAL RETURNS FOR PERIODS ENDED 12/31
BEST QUARTER: 2ND - 1999 67.56% WORST QUARTER: 3RD - 2001 (29.11%)

The table below shows what the Fund’s return would be, averaged over certain periods of time. The broad-based index illustrates how the Fund performed relative to its investment universe and does not take into consideration fees, expenses, or taxes.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002:

                                                                            SINCE
                                                                        INCEPTION
                                                      1 YEAR              2/19/98
Matthews China Fund
         Return before taxes                          (7.52%)              (0.76%)
         Return after taxes on distributions(1)       (8.09%)              (1.66%)
         Return after taxes on distributions
           and sale of Fund shares(1)                 (4.61%)              (1.07%)
MSCI China Free Index(2)                             (14.05%)             (22.42%)
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The MSCI (Morgan Stanley Capital International) China Free Index is a capitalization-weighted index of Chinese stocks that are listed in Hong Kong and are adjusted for the free float.

M a t t h e w s  C h i n a  F u n d    19

< Matthews China Fund

Fees and Expenses This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales load imposed on purchases as a percentage of offering price	none
Maximum sales load imposed on reinvested dividends as a percentage of offering price	none
Contingent deferred sales charge as a percentage of original purchase price	none
Redemption fee as a percentage of amount redeemed within 90 days of purchase	2.00%

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee	1.00%
Shareholder service fees	0.15%
Other expenses	0.85%

Total Annual Operating Expenses	2.00%

EXAMPLE OF FUND EXPENSES
Based on the level of expenses listed above, the total expenses relating to an investment of $10,000 would be as follows, assuming a 5% annual return, reinvestment of all dividends and distributions, and redemption at the end of each time period.

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------
            $  203            $   627          $ 1,078           $  2,327

The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly. While the example assumes a 5% annual return, each Fund’s actual performance will vary and may result in actual returns greater or less than 5%. The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Funds will most likely be different than those shown.

20    w w w . m a t t h e w s f u n d s . c o m                     8 0 0 - 7 8 9 - A S I A  [ 2 7 4 2 ]

Financial Highlights
The financial highlights table below is intended to help you understand the Fund’s financial performance for the past five fiscal years.

                                                                                                       (PERIOD)
YEAR (OR PERIOD) ENDED AUGUST 31                2002          2001(1)       2000(1)      1999(1)      1998(1),(2)
PER-SHARE DATA
Share Price (NAV) at Beginning of Period       $9.21         $9.93         $8.48        $4.36       $10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
   Net investment income                        0.05          0.24          0.09         0.07         0.10
   Net realized gain (loss) and unrealized
      appreciation (depreciation) on
      investments and foreign currency         (0.20)        (0.61)         1.44         4.11        (5.75)
------------------------------------------------------------------------------------------------------------------
   Total from investment operations            (0.15)        (0.37)         1.53         4.18        (5.65)
------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
   Income dividends                            (0.15)        (0.15)        (0.11)       (0.11)          --
   Capital gains distributions                    --         (0.28)           --           --           --
------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders         (0.15)        (0.43)        (0.11)       (0.11)          --
------------------------------------------------------------------------------------------------------------------
   Paid-in capital from redemption fees         0.05          0.08          0.03         0.05         0.01
------------------------------------------------------------------------------------------------------------------
Share Price (NAV) at End of Period             $8.96         $9.21         $9.93        $8.48        $4.36
------------------------------------------------------------------------------------------------------------------
Total return                                   (1.16%)       (2.23%)       18.54%       97.79%      (56.40%)(4)

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)          $33,675       $19,843        $9,232       $6,245       $1,576
Ratio of expenses to average net
   assets before reimbursement,
   waiver, or recapture of expenses
   by Advisor and Administrator                 1.97%         2.00%         2.15%        2.09%        7.84%(3)
Ratio of expenses to average net
   assets after reimbursement, waiver,
   or recapture of expenses by
   Advisor and Administrator                    2.00%         2.00%         2.00%        2.00%        2.00%(3)
Ratio of net investment income (loss) to
   average net assets before reimburse-
   ment, waiver, or recapture of expenses
   by Advisor and Administrator                 0.99%         2.62%         1.54%        2.93%       (3.45%)(3)
Ratio of net investment income (loss) to
   average net assets before reimburse-
   ment, waiver, or recapture of expenses
   by Advisor and Administrator                 0.96%         2.62%         1.69%        3.02%        2.38%(3)
Portfolio turnover                             43.84%        61.07%        80.90%       40.27%       11.84%(4)

(1)	Net investment income (loss) has been restated to separate paid-in capital from redemption fees.
(2)	The China Fund commenced operations on 2/19/98.
(3)	Annualized.
(4)	Not annualized.
The information for the fiscal years ended 8/31/99 through 2002 was audited by Tait, Weller and Baker, independent accountant to the Fund, whose report, along with the Fund’s financial statements is available without charge upon request. The information for the periods prior to 8/31/99 was audited by other independent accountants.

M a t t h e w s  C h i n a  F u n d    21

Matthews Japan Fund

Objective Long-term capital appreciation.

Specific Strategy This Fund invests at least 80% of its assets in the common and preferred stocks of companies located in Japan.

Unique Risks Japan is the second-largest economy in the world, but it has been in a recession lately. The government there has been working to change certain regulations and policies that could help its economy, but there is no guarantee that these changes will occur or be effective.

PORTFOLIO MANAGER: Mark Headley

22    w w w . m a t t h e w s f u n d s . c o m                     8 0 0 - 7 8 9 - A S I A  [ 2 7 4 2 ]

Past Performance The bar chart below shows how the Fund’s performance has varied from year to year, indicating some of the risks of investing in the Fund. The information presented below is based on past performance; it is not a prediction of future results.

ANNUAL RETURNS FOR PERIODS ENDED 12/31
BEST QUARTER: 1ST - 1999 38.40% WORST QUARTER: 4TH - 2000 (23.54%)

The table below shows what the Fund’s return would be, averaged over certain periods of time. The broad-based index illustrates how the Fund performed relative to its investment universe and does not take into consideration fees, expenses, or taxes.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002:

                                                                            SINCE
                                                                        INCEPTION
                                                      1 YEAR             12/31/98
Matthews Japan Fund
         Return before taxes                         (13.39%)              (1.18%)
         Return after taxes on distributions(1)      (13.39%)              (2.53%)
         Return after taxes on distributions
              and sale of Fund shares(1)              (8.22%)              (1.28%)
TOPIX Index(2)                                        (8.59%)              (6.10%)
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The TOPIX, also known as the Tokyo Price Index, is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.

M a t t h e w s  J a p a n  F u n d    23

< Matthews Japan Fund

Fees and Expenses This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales load imposed on purchases as a percentage of offering price	none
Maximum sales load imposed on reinvested dividends as a percentage of offering price	none
Contingent deferred sales charge as a percentage of original purchase price	none
Redemption fee as a percentage of amount redeemed within 90 days of purchase	2.00%

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee	1.00%
Shareholder service fees	0.15%
Other expenses	0.85%

Total Annual Operating Expenses	2.00%

EXAMPLE OF FUND EXPENSES
Based on the level of expenses listed above, the total expenses relating to an investment of $10,000 would be as follows, assuming a 5% annual return, reinvestment of all dividends and distributions, and redemption at the end of each time period.

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------
            $  203            $   627          $ 1,078           $  2,327

The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly. While the example assumes a 5% annual return, each Fund’s actual performance will vary and may result in actual returns greater or less than 5%. The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Funds will most likely be different than those shown.

24    w w w . m a t t h e w s f u n d s . c o m                     8 0 0 - 7 8 9 - A S I A  [ 2 7 4 2 ]

Financial Highlights
The financial highlights table below is intended to help you understand the Fund’s financial performance for the past five fiscal years.

                                                                                          (PERIOD)
YEAR (OR PERIOD) ENDED AUGUST 31                2002          2001(1)       2000(1)      1999(1),(2)
PER-SHARE DATA
Share Price (NAV) at Beginning of Period      $11.22        $20.76        $21.70       $10.00
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations
   Net investment income (loss)                (0.07)        (0.26)        (0.24)       (0.06)
   Net realized gain (loss) and unrealized
      appreciation (depreciation) on
      investments and foreign currency         (1.39)        (7.99)        (0.29)       11.74
-----------------------------------------------------------------------------------------------------
   Total from investment operations            (1.46)        (8.25)        (0.53)       11.68
-----------------------------------------------------------------------------------------------------
Less distributions to shareholders:
   Income dividends                            (0.27)        (0.37)           --           --
   Capital gains distributions                    --         (1.03)        (0.54)          --
-----------------------------------------------------------------------------------------------------
   Total distributions to shareholders         (0.27)        (1.40)        (0.54)          --
-----------------------------------------------------------------------------------------------------
   Paid-in capital from redemption fees         0.11          0.11          0.13         0.02
-----------------------------------------------------------------------------------------------------
Share Price (NAV) at End of Period             $9.60        $11.22        $20.76       $21.70
-----------------------------------------------------------------------------------------------------
Total return                                  (12.20%)      (40.92%)       (1.75%)     117.00%(4)

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)           $9,399        $7,758       $23,869      $24,486
Ratio of expenses to average net
   assets before reimbursement,
   waiver, or recapture of expenses
   by Advisor and Administrator                 1.91%         2.08%         1.88%        3.45%(3)
Ratio of expenses to average net
   assets after reimbursement, waiver,
   or recapture of expenses by
   Advisor and Administrator                    2.00%         2.00%         2.00%        2.00%(3)
Ratio of net investment income (loss)
   to average net assets before reimburse-
   ment, waiver, or recapture of expenses
   by Advisor and Administrator                (1.25%)       (0.90%)       (0.36%)      (2.54%)(3)
Ratio of net investment income (loss) to
   average net assets before reimbursement,
   waiver, or recapture of expenses by
   Advisor and Administrator                   (1.34%)       (0.82%)       (0.48%)      (1.09%)(3)
Portfolio turnover                            113.23%        71.09%        23.00%       28.92%(4)

(1)	Net investment income (loss) has been restated to separate paid-in capital from redemption fees.
(2)	The Japan Fund commenced operations on 12/31/98.
(3)	Annualized.
(4)	Not annualized.

This information has been audited by Tait, Weller and Baker, independent accountant to the Fund, whose report, along with the Fund’s financial statements, is available without charge upon request.

M a t t h e w s  J a p a n  F u n d    25

Matthews Asian Technology Fund

Objective Long-term capital appreciation.

Specific Strategy This Fund invests at least 80% of its assets in the common and preferred stocks of companies located in Asia which derive a substantial portion of their revenues from the sale of products or services in technology-related industries and services.
        Matthews considers technology-related industries and businesses to include, among others, telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, office automation, server hardware producers, software companies (e.g., design, consumer, and industrial), biotechnology and medical device technology companies, and companies involved in the distribution and servicing of these products.

Unique Risks In addition to the “Principal Risks” noted on page 4, as a sector Fund that invests in technology companies, the Fund is subject to the risks associated with this sector. This makes the Fund more vulnerable to the price changes of securities issuers in technology-related industries and to factors that affect the technology industry, relative to a broadly diversified fund.
        Certain technology-related companies may face special risks because their products or services may not prove to be commercially successful. Technology-related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by governmental policies.

PORTFOLIO MANAGERS: G. Paul Matthews Mark Headley

26    w w w . m a t t h e w s f u n d s . c o m                     8 0 0 - 7 8 9 - A S I A  [ 2 7 4 2 ]

Past Performance The bar chart below shows how the Fund’s performance has varied from year to year, indicating some of the risks of investing in the Fund. The information presented below is based on past performance; it is not a prediction of future results.

ANNUAL RETURNS FOR PERIODS ENDED 12/31
BEST QUARTER: 4TH - 2001 34.50% WORST QUARTER: 4TH - 2000 (34.78%)

The table below shows what the Fund’s return would be, averaged over certain periods of time. The broad-based index illustrates how the Fund performed relative to its investment universe and does not take into consideration fees, expenses, or taxes.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002:

                                                                            SINCE
                                                                        INCEPTION
                                                      1 YEAR             12/27/99
Matthews Asian Technology Fund
         Return before taxes                         (24.87%)             (32.28%)
         Return after taxes on distributions(1)      (24.87%)             (32.75%)
         Return after taxes on distributions
              and sale of Fund shares(1)             (15.27%)             (23.56%)
MSCI/Matthews Asian Technology Index(2)              (18.14%)             (34.60%)*
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The MSCI (Morgan Stanley Capital International)/Matthews Asian Technology Index is an unmanaged capitalization-weighted index of Asian equities tracking a broad range of technology stocks.

*	Calculated from 12/31/99.

M a t t h e w s  A s i a n  T e c h n o l o g y  F u n d    27

< Matthews Asian Technology Fund

Fees and Expenses This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales load imposed on purchases as a percentage of offering price	none
Maximum sales load imposed on reinvested dividends as a percentage of offering price	none
Contingent deferred sales charge as a percentage of original purchase price	none
Redemption fee as a percentage of amount redeemed within 90 days of purchase	2.00%

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee	1.00%
Shareholder service fees	0.15%
Other expenses	0.86%

Total Annual Operating Expenses	2.01%
Fee reduction and/or expense reimbursement	0.01%

Net Expenses after Reimbursement	2.00%

Under a written agreement between the Fund and the Advisor, the Advisor agrees to reimburse money to the Fund if its expense ratio exceeds 2.00%. In turn, if the Fund’s expenses fall below the level noted above within three years after the Advisor has made such a reimbursement, the Fund may reimburse the Advisor up to an amount not to exceed its expense limitation. This agreement will continue through at least August 31, 2003.

EXAMPLE OF FUND EXPENSES
Based on the level of expenses listed above, the total expenses relating to an investment of $10,000 would be as follows, assuming a 5% annual return, reinvestment of all dividends and distributions, and redemption at the end of each time period.

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------
            $  203            $   629          $ 1,081           $  2,336

The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly. While the example assumes a 5% annual return, each Fund’s actual performance will vary and may result in actual returns greater or less than 5%. Only one year is based on net expenses; subsequent years are based on gross expenses. The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Funds will most likely be different than those shown.

28    w w w . m a t t h e w s f u n d s . c o m                     8 0 0 - 7 8 9 - A S I A  [ 2 7 4 2 ]

Financial Highlights
The financial highlights table below is intended to help you understand the Fund’s financial performance for the past five fiscal years.

                                                                             (PERIOD)
YEAR (OR PERIOD) ENDED AUGUST 31                2002          2001(1)       2000(1),(2)
PER-SHARE DATA
Share Price (NAV) at Beginning of Period       $3.53         $7.61        $10.00
Income (loss) from investment operations
   Net investment income (loss)                (0.10)         0.05          0.22
   Net realized gain (loss) and unrealized
      appreciation (depreciation) on
      investments and foreign currency         (0.31)        (3.97)        (2.65)
---------------------------------------------------------------------------------------
   Total from investment operations            (0.41)        (4.02)        (2.43)
---------------------------------------------------------------------------------------
Less Distributions to Shareholders:
   Income dividends                            (0.04)        (0.22)           --
   Capital gains distributions                    --            --            --
---------------------------------------------------------------------------------------
   Total distributions                         (0.04)        (0.22)           --
---------------------------------------------------------------------------------------
   Paid-in capital from redemption fees         0.05          0.16          0.04
---------------------------------------------------------------------------------------
Share Price (NAV) at End of Period             $3.13         $3.53         $7.61
---------------------------------------------------------------------------------------
Total return                                  (10.40%)      (51.54%)      (23.90%)(4)

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)           $6,879        $9,607       $24,570
Ratio of expenses to average net
   assets before reimbursement,
   waiver, or recapture of expenses
   by Advisor and Administrator                 2.01%         2.69%         2.66%(3)
Ratio of expenses to average net
   assets after reimbursement, waiver,
   or recapture of expenses by
   Advisor and Administrator                    2.00%         2.00%         2.00%(3)
Ratio of net investment income (loss) to
   average net assets before reimburse-
   ment, waiver, or recapture of expenses
   by Advisor and Administrator                (1.56%)        1.14%         3.75%(3)
Ratio of net investment income (loss) to
   average net assets before reimburse-
   ment, waiver, or recapture of expenses
   by Advisor and Administrator                (1.55%)        1.83%         4.41%(3)
Portfolio turnover                            103.60%       181.24%        50.35%(4)

(1)	Net investment income (loss) has been restated to separate paid-in capital from redemption fees.
(2)	The Asian Technology Fund commenced operations on 12/27/99.
(3)	Annualized.
(4)	Not annualized.

This information has been audited by Tait, Weller and Baker, independent accountant to the Fund, whose report, along with the Fund’s financial statements, is available without charge upon request.

M a t t h e w s  A s i a n  T e c h n o l o g y  F u n d    29

The Investment Process

The investment objective of each Fund noted above is fundamental. This means that it cannot be changed without a vote of a majority of the voting securities of each respective Fund.
        The way Matthews attempts to achieve each Fund’s investment objective is not fundamental and may change without shareholder approval. While an investment policy or restriction may be changed by the Board of Trustees (which oversees the management of the Funds) without shareholder approval, you will be notified before we make any material change.

Management of the Funds

Matthews International Capital Management, LLC, is the investment advisor to the Funds. Matthews’ address is 456 Montgomery Street, Suite 1200, San Francisco, California 94104-1245 and can be reached by telephone toll-free at 800-789-2742. The Advisor was founded in 1991 by G. Paul Matthews, who serves as chief investment officer. The firm has specialized in managing portfolios of Asian securities since its inception. Each Fund pays an annual fee of 1% of its total assets to Matthews for the services it provides to the Funds.
        Under a written agreement between the Funds and the Advisor, the Advisor agrees to reimburse money to a Fund if its expense ratio exceeds a certain percentage level. For Matthews Korea Fund, Matthews China Fund and Matthews Japan Fund, this level is 2.00%. For Matthews Pacific Tiger Fund and Matthews Asian Growth and Income Fund, this level is 1.90%. In turn, if a Fund’s expenses fall below the level noted above within three years after the Advisor has made such a reimbursement, a Fund may reimburse the Advisor up to an amount not to exceed its expense limitation. This agreement will continue through at least August 31, 2003.
        Matthews invests the Funds’ assets, manages the Funds’ business affairs, and supervises their overall day-to-day operations. Matthews also furnishes the Funds with office space and certain administrative and clerical services and provides the personnel needed by the Funds with respect to the Advisor’s responsibilities under the investment advisory agreements.

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Portfolio Managers

G. PAUL MATTHEWS has been actively involved in the Asian financial markets since 1982. Prior to founding Matthews International Capital Management in 1991, he served as portfolio manager of G. T. Pacific Growth Fund from 1982 to 1985. While residing in Hong Kong, Mr. Matthews oversaw all Asian investment from 1985 to 1988 for G.T. Management Asia. Mr. Matthews holds an M.A. in history and law from Cambridge University in the United Kingdom.

MANAGER:
ASIAN GROWTH AND INCOME FUND

CO-MANAGER:
PACIFIC TIGER FUND
KOREA FUND
CHINA FUND
ASIAN TECHNOLOGY FUND

MARK W. HEADLEY joined Matthews International as managing director and as senior analyst on the investment team in 1995. He has over 10 years of experience in the Asian markets. From 1989 to 1992, he held various positions at Newport Pacific Management and its subsidiaries. In 1992 Mr. Headley moved to Hong Kong, where he served as a director of Regent Fund Management. He returned to San Francisco in 1993 and joined Litman/Gregory & Co. as director of international investments. Mr. Headley holds a B.A. in economics and politics from the University of California at Santa Cruz.

MANAGER:
JAPAN FUND

CO-MANAGER:
PACIFIC TIGER FUND
KOREA FUND
CHINA FUND
ASIAN TECHNOLOGY FUND

RICHARD H. GAO joined Matthews International in 1997 as a China analyst. In 1999 he was promoted to portfolio manager of the China Fund. In 1989 Mr. Gao served as a loan officer at the Bank of China in the city of Guangzhou, China. He became a foreign exchange trader at the Bank of China’s Treasury Department in 1991. From 1993 through 1994, he served as assistant manager in charge of foreign exchange trading for import/export companies at the bank. Mr. Gao holds an M.B.A. from Dominican College of San Rafael and is fluent in three Chinese dialects: Mandarin, Cantonese, and Shanghainese.

CO-MANAGER:
CHINA FUND

All members of the investment team travel extensively to Asia to conduct research relating to those markets.

M a n a g e m e n t  o f  t h e  F u n d s     31

Shareholder Information

Pricing of Fund Shares The price at which the Funds’ shares are bought or sold is called the net asset value per share, or “NAV.” The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. eastern time. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day.
        The NAV is computed by adding the value of all securities and other assets of a Fund, deducting any liabilities, and dividing by the total number of outstanding shares. The Funds’ expenses are accounted for by estimating the total expenses for the year and applying each day’s estimated amount when the NAV calculation is made.
        The Funds’ equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by or under the direction of the Board of Trustees. Foreign securities are valued as of the close of trading on the primary exchange on which they trade. The value is then converted to U.S. dollars using current exchange rates.
        Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Funds’ net asset value on that day. If events that materially affect the value of the Funds’ foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees. Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the net asset value of the Funds may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S.-dollar equivalents at the prevailing market rates.

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Purchase of Shares You may purchase Fund shares directly from the Funds by mail or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received by the Fund. Received means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before 4:00 p.m. eastern time on a day the Funds’ NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after 4:00 p.m. eastern time, the price you pay will be the next NAV calculated.
         Generally, you may purchase shares of the Funds through the Funds’ underwriter, a registered broker-dealer, by calling 800-892-0382. Shares of the Funds may also be purchased through various brokers who have arrangements with the respective Funds. These brokers may charge you a fee for their services.
         You may purchase and sell shares through securities brokers and benefit plan administrators or their subagents. You should contact them directly for information regarding how to invest or redeem through them. They may also charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the NAV calculated after receipt of the order by them (generally, 4:00 p.m. eastern time) on any day the NYSE is open. If your order is received by them after that time, it will be purchased or redeemed at the next-calculated NAV. Brokers and benefit plan administrators who perform shareholder servicing for the Funds may receive fees from the Funds or Matthews for providing these services. These brokers may charge you a fee for their services.

                  Minimum initial investment (non-retirement plan account):     $ 2,500
                  Subsequent investments:                                       $   250
                  ---------------------------------------------------------------------
                  Minimum initial investment (retirement plan account*):        $   500
                  Subsequent investments:                                       $    50

* Retirement plan accounts include IRAs and 401(k) plans. Speak with the Funds’ agents for the many retirement plans available.

The Funds may reject any purchase order or stop selling shares of the Funds at any time. Also, the Funds may vary or waive the initial investment minimum and minimums for additional investments.

S h a r e h o l d e r  I n f o r m a t i o n     33

--------------------------------------------------------------------------------------------------------------
                             Opening an account                           Adding to an account
--------------------------------------------------------------------------------------------------------------

BY MAIL                 o Complete and sign application                 o Make check payable to:
                        o Make check payable to:                          Matthews [name of Fund]
                          Matthews [name of Fund]                       o Mail check with a
                        o Mail application and check to:                  statement stub to:

Regular Mail              Matthews Asian Funds                            Matthews Asian Funds
                          P.O. Box 9791                                   P.O. Box 9791
                          Providence, RI 02940                            Providence, RI 02940

Overnight Mail            Matthews Asian Funds                            Matthews Asian Funds
                          760 Moore Road                                  760 Moore Road
                          King of Prussia, PA 19406                       King of Prussia, PA 19406

BY PHONE                  You cannot open an account over                 When you open your account,
                          the telephone.                                  you must check the box for
                                                                          "Telephone Options". Note that you
                                                                          may exchange only shares from one
                                                                          Matthews Fund to another.

BY WIRE*                o Complete and sign application                 o Notify Funds' agent by calling:
                        o Overnight application to:                       800-892-0382
                          Matthews Asian Funds                          o Then wire funds to:
                          760 Moore Road                                  Boston Safe Deposit & Trust
                          King of Prussia, PA 19406                       ABA # 011001234
                                                                          Credit: [name of specific
                                                                          Matthews Fund]
                        o Wire funds using instructions at right.         Account # 000221
                                                                          FBO: [your name and account number]

VIA INTERNET              You cannot currently open an                  o When you open your account,
                          account over the Internet.                      complete the Online Account Access
                                                                          section and attach a voided check.
                                                                        o After you have received confirmation
                                                                          of your purchase, call 800-892-0382
                                                                          and request a personal identification
                                                                          number (PIN).
                                                                        o Go to www.matthewsfunds.com and
                                                                          click on Account Access.
                                                                                   --------------

VIA AUTOMATIC             N/A                                             Complete the Automatic Investment
INVESTMENT                                                                Plan section of the application. Be sure
PLAN                                                                      to sign the application and include a
                                                                          voided check.

                                                                         *Note that wire fees are charged by most banks.

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Internet Purchases Current shareholders may purchase additional shares directly through the Fund’s website at www.matthewsfunds.com. To choose this option, complete the Online Account Access section of the New Account Application or make subsequent arrangements in writing. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for Internet transactions.
        You may not use internet transactions for your initial purchase of Fund shares. Internet purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate the internet purchase option at any time.

Exchange of Shares You may exchange your shares of one Matthews Fund for another. Note that minimum investment requirements and redemption fees apply. Any request must be received by the Fund’s agent by 4:00 p.m. eastern time on any day the New York Stock Exchange is open, to receive that day’s NAV. Such exchanges may be made by telephone or the Internet if you have so authorized on your application. Call 800-892-0382 for full details. Because excessive exchanges can harm a Fund’s performance, no more than four exchanges out of any one Fund are allowed during a 12-month period. The exchange privilege may also be terminated if the management of the Funds believes it is in the best interest for all shareholders to do so.

Selling (Redeeming) Shares You may sell your shares back to the Funds on any day they are open for business. To receive a specific day’s NAV, your request must be received by the Funds before 4:00 p.m. eastern time of that day. If it is received after 4:00 p.m. eastern time, you will receive the next NAV calculated.
       If you are redeeming shares recently purchased by check, we may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days or more after we receive your check.
        If your request to sell your shares is made by telephone or Internet, you may have difficulty getting through to the Funds in times of drastic market conditions. If the Funds believe that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or Internet transactions without notice.

SIGNATURE GUARANTEES The Funds require a medallion signature guarantee on any redemption over $100,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud), the redemption of corporate, partnership, or fiduciary accounts, or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Please call 800-892-0382 for information on obtaining a signature guarantee.

S h a r e h o l d e r  I n f o r m a t i o n     35

-------------------------------------------------------------------------------------------------------------
                  Selling (redeeming) shares
-------------------------------------------------------------------------------------------------------------

BY MAIL         o Send a letter to the Funds at the following address:

Regular Mail      Matthews Asian Funds
                  P.O. Box 9791
                  Providence, RI 02940

Overnight Mail    Matthews Asian Funds
                  760 Moore Road
                  King of Prussia, PA 19406

                  The letter must include your name and account number, the name of the Fund, and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

                  For security purposes, a signature guarantee will be required if:
                o your request is for an amount over $100,000; or
                o the money is to be paid to anyone other than the registered owners; or
                o the money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

BY PHONE          When you opened your account, you must have checked the appropriate part of the application, or after you opened your account, you instructed the
                  Funds (in writing, with signature guarantee) to allow telephone transactions.
                  Call 800-892-0382.

BY WIRE*          Same as by phone above.

VIA INTERNET    o You must have already obtained Online Account Access and a PIN from the Funds' transfer agent. (See "Adding to an account" on page 34.)
                o Go to www.matthewsfunds.com and click on Account Access, then follow
                                                           --------------
                  the instructions on how to place a redemption.

THROUGH
A BROKER          Contact your broker directly. Note that your broker may charge you a fee.

                  *Note that wire fees are charged by most banks.

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Shareholder Services Agreement Each Fund, pursuant to a shareholder services agreement with the Advisor, will pay the Advisor a shareholder service fee at an annual rate of up to 0.25% of that Fund’s average daily net assets. Currently, each Fund imposes an annual shareholder service fee of 0.15% of each Fund’s average daily net assets. The fee is intended to reimburse the Advisor for providing or arranging for services to shareholders of the Funds.

Individual Retirement Accounts The Funds offer Individual Retirement Accounts (IRAs), applications for which may be obtained by calling 800-892-0382. The IRA custodian, PFPC Trust Company, currently charges an annual maintenance fee of $12 per fund per account. Note that if you own more that one fund, you will be charged $12 for each fund you hold in an IRA. The maintenance fee covers the costs of the special tax reporting requirements and additional shareholder mailings that are necessary for retirement accounts.

Telephone and Internet Security The convenience of using telephone and/or Internet transactions may have a cost in decreased security. The Funds employ certain security measures as they process these transactions. If such security procedures are used, the Funds or their agents will not be responsible for any losses that you incur because of a fraudulent telephone or Internet transaction. If the security measures are not followed and you incur a loss because of a fraudulent telephone or Internet transaction, the Funds or their agents will be responsible for that loss.

Redemption Fee Please remember that if you sell your shares within 90 days of the day you bought them, the money you receive will be 2% less than the total amount redeemed. This 2% fee is retained by the Funds to compensate the Funds for the extra expense they incur because of short-term trading. In addition, the Funds hope that the fee will discourage short-term trading of their shares.

Redemption in Kind Under certain circumstances, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” Even though the Funds are permitted to do this, the first $250,000 of any redemption must be paid to you in cash. Note that if you receive securities as well, you will incur transaction charges if you sell them.

Minimum Size of an Account The Funds reserve the right to redeem small accounts (excluding IRAs) that fall below $2,500 due to redemption activity. If this happens to your account, you may receive a letter from the Funds, giving you the option of investing more money into your account or closing it. Accounts that fall below $2,500 due to market volatility will not be affected.

S h a r e h o l d e r  I n f o r m a t i o n     37

Distributions All of the Funds except Growth and Income will distribute their net investment income annually in December. Growth and Income will distribute its net investment income semiannually in June and December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years.
        All such distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. The way you receive distributions may be changed at any time by writing the Funds.
        Any check in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for a period of more than one year will be reinvested in your account.
        Distributions are treated the same for tax purposes whether received in cash or reinvested. Please note that shares purchased shortly before the record date for a dividend or a distribution may have the effect of returning capital although such dividends and distributions are subject to taxes. This is called “buying a dividend.”

Taxes An investment in the Funds has certain tax consequences, depending on the type of account that you have. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November, or December and paid in the following January are taxable as if they were paid on December 31.
        The exchange of one Matthews Fund for another is a “taxable event” which means that if you have a gain, you may be obligated to pay tax on it.
        If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.
        Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long the Fund has held specific securities.
        Make sure you have a Social Security number or taxpayer I.D. number on file with the Funds. If you do not, you may be subject to a 31% backup withholding on your distributions.
        Speak with your tax counselor for complete information concerning the tax implications of your ownership of the Funds.

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General Information

If you wish to know more about Matthews Asian Funds, you will find additional information in the following documents.

Shareholder Reports You will receive semiannual reports dated February 28 and annual reports, audited by independent accountants, dated August 31. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its past fiscal year. To save costs, if you have two or more accounts with the same registration, only one report will be sent to you.

Statement of Additional Information (SAI) The SAI, which is incorporated into this prospectus by reference and dated December 31, 2002, is available to you without charge. It contains more detailed information about the Funds.

How to Obtain Reports
CONTACTING MATTHEWS ASIAN FUNDS You can obtain free copies of the above reports and the SAI by visiting our Web site at www.matthewsfunds.com. To request additional information or to speak to a representative of the Funds, contact us at:

                     Matthews Asian Funds
                     P.O. Box 9791
                     Providence, RI 02940
                     800-789-ASIA [2742]

OBTAINING INFORMATION FROM THE SEC: You can visit the SEC’s Web site at www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. Also, you can obtain copies of this information by sending your request and duplication fee to: SEC Public Reference Room, Washington, D.C. 20549-0102. To find out more about the Public Reference Room, call the SEC at 202-942-8090. You may also e-mail the SEC at publicinfo@sec.gov to obtain additional information about a Fund.

G e n e r a l  I n f o r m a t i o n     39

Privacy Policy

Matthews Asian Funds will never sell or share your personal information with other companies. While it is necessary for us to collect certain non public personal information about you when you open an account (such as your address and Social Security number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.
        As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies will use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose.
        We restrict access to non public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.
        As you may know, “cookies” are small files a Web site can use to recognize repeat users. We do not use cookies to access any personal information about you from your computer.
        When using Matthews Asian Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection the login screen resides on a secure server.

40     N o t  P a r t  o f  T h e  P r o s p e c t u s                      8 0 0 - 7 8 9 - A S I A  [ 2 7 4 2 ]

BOARD OF TRUSTEES Richard K. Lyons, Chairman Norman W. Berryessa Robert K. Connolly David FitzWilliam-Lay G. Paul Matthews John H. Dracott, Emeritus

OFFICERS G. Paul Matthews Mark W. Headley James E. Walter Downey L. Hebble

INVESTMENT ADVISOR Matthews International Capital Management, LLC 456 Montgomery Street, Suite 1200 San Francisco, CA 94104-1245 800-789-ASIA [2742]

UNDERWRITER PFPC Distributors, Inc. 760 Moore Road King of Prussia, PA 19406 800-892-0382

SHAREHOLDER SERVICES PFPC Inc. P.O. Box 9791 Providence, RI 02940 800-892-0382

CUSTODIAN The Bank of New York One Wall Street New York, NY 10286

LEGAL COUNSEL Paul, Hastings, Janofsky & Walker LLP 55 Second Street, 24th Floor San Francisco, CA 94105

For additional information about Matthews Asian Funds:

www.matthewsfunds.com

800-789-ASIA [2742]

456 Montgomery Street, Suite 1200 San Francisco, CA 94104

Investment Company Act File Number: 811-08510

Distributed by PFPC Distributors, Inc.

Matthews Asian Funds www.matthewsfunds.com

456 Montgomery Street, Suite 1200 San Francisco, CA 94104-1245

PROSP/G-0103-48M-PDG	800-789-ASIA [2742]